Shareholder Report, Holdings (Details) - Capital Group International Equity ETF	May 31, 2025
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.06%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.96%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.71%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.91%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.73%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.79%
Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.87%
Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.97%